UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Bo J. Howell

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, Ohio 45244

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2026

Date of reporting period: 05/31/2026

ITEM 1.	REPORTS TO SHAREHOLDERS.

The Semi-Annual Report to Shareholders of the M3Sixty Income and Opportunity Fund, a series of the 360 Funds (the “registrant”), for the period ended May 31, 2026 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1) is filed herewith.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

Class A (HROAX)

May 31, 2026 (Unaudited)

This semi-annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2026. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/income-and-opportunity/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A shares	$110	2.20%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$16,755,557	Investment Advisory Fees Paid	$57,062
Number of Portfolio Holdings	39	Portfolio Turnover Rate	40.77%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Financials	18.35%	Energy	6.98%
Information Technology	14.25%	Government	5.92%
Industrials Communication Services Consumer Discretionary Health Care	13.03% 12.29% 10.33% 7.46%	Equity Fund Cash & Cash Equivalents Investment Company Utilities	4.18% 3.00% 2.39% 1.82%

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Note, 0.625%, 07/31/2026	5.94%	Yalla Group Ltd. – UAE - ADR	4.53%
First Solar, Inc.	5.49%	Amazon.com, Inc.	4.36%
Cisco Systems, Inc.	5.39%	Global X Silver Miners ETF	4.20%
WESCO International, Inc.	5.39%	Gevo, Inc	3.89%
Acadian Asset Management, Inc.	5.18%	Meta Platforms, Inc. - Class A	3.77%

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://m3sixtyfunds.com/income-and-opportunity/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

Householding

To reduce the Fund’s expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

Institutional Class (HIOIX)

May 31, 2026 (Unaudited)

This semi-annual report to shareholders contains important information of the M3Sixty Income and Opportunity Fund (the “Fund”) for the six months ended May 31, 2026. You can find the Fund’s prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information at https://m3sixtyfunds.com/income-and-opportunity/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

What were the Fund costs for the six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class shares	$98	1.95%

What are some Fund statistics?

Fund Statistics
Total Net Assets	$16,755,557	Investment Advisory Fees Paid	$57,062
Number of Portfolio Holdings	39	Portfolio Turnover Rate	40.77%

What did the Fund invest in?

Sector Allocation (as a % of Portfolio)
Financials	18.35%	Energy	6.98%
Information Technology	14.25%	Government	5.92%
Industrials Communication Services Consumer Discretionary Health Care	13.03% 12.29% 10.33% 7.46%	Equity Fund Cash & Cash Equivalents Investment Company Utilities	4.18% 3.00% 2.39% 1.82%

Top Ten Holdings (as a % of Net Assets)
U.S. Treasury Note, 0.625%, 07/31/2026	5.94%	Yalla Group Ltd. – UAE - ADR	4.53%
First Solar, Inc.	5.49%	Amazon.com, Inc.	4.36%
Cisco Systems, Inc.	5.39%	Global X Silver Miners ETF	4.20%
WESCO International, Inc.	5.39%	Gevo, Inc	3.89%
Acadian Asset Management, Inc.	5.18%	Meta Platforms, Inc. - Class A	3.77%

Additional information about the Fund

Additional information about the Fund, including its prospectus, financial information on Form N-CSR, holdings, proxy voting information and other information, is available on the Fund’s website at https://m3sixtyfunds.com/income-and-opportunity/. You can also request this information without charge by contacting the Fund at (877) 244-6235.

Householding

To reduce the Fund’s expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at (877) 244-6235 or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund.

ITEM 2.	CODE OF ETHICS.

Not applicable at this time.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in the Semi-Annual Financial Statements and Additional Information filed under Item 7 of this Form.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

M3Sixty Income and Opportunity Fund Class A Shares (Ticker Symbol: HROAX) Institutional Class Shares (Ticker Symbol: HIOIX) A Series of the 360 Funds

SEMI-ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION

May 31, 2026

Investment Adviser:

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway, Suite 100

Fairway, KS 66205

IMPORTANT NOTE: The Securities and Exchange Commission (the “SEC”) adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual reports (the “Reports”). The Reports are now streamlined to highlight key information about the M3Sixty Income and Opportunity Fund (the “Fund”). Certain information previously included in the Reports, including the Fund’s financial statements, will no longer appear in the Reports, but will be available online within the Annual and Semi-Annual Financial Statements and Additional Information, delivered free of charge, and filed with the SEC.

M3SIXTY INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 81.50%	Shares	Value

Banks - 3.49%
Citigroup, Inc.	3,000	$377,700
Morgan Stanley	1,000	208,000
		585,700
Biotechnology - 3.18%
Halozyme Therapeutics, Inc.(a)	8,000	532,320

Distribution & Wholesale - 5.39%
WESCO International, Inc.(b)	2,500	902,925

Diversified Financial Services - 8.65%
Acadian Asset Management, Inc.(b)	12,000	867,720
Pershing Square, Inc.(a)	3,000	118,770
Up Fintech Holding Ltd. - Singapore - ADR(a)	90,000	462,600
		1,449,090
Energy - Alternate Sources - 9.80%
First Solar, Inc.(a)(b)	3,000	920,370
Gevo, Inc.(a)	350,000	651,000
Solv Energy, Inc.(a) - Class A	2,000	71,060
		1,642,430
Healthcare - Products - 2.64%
Sensus Healthcare, Inc.(a)	143,000	441,870

Insurance - 3.55%
Kingstone Cos., Inc.	40,000	594,800

Internet - 13.69%
Alibaba Group Holding Ltd. - Hong Kong - ADR	2,500	310,550
Amazon.com, Inc.(a)	2,700	730,728
Baidu, Inc. - China - ADR(a)	2,500	338,275
Lyft, Inc. - Class A(a)	20,000	282,200
Meta Platforms, Inc. - Class A	1,000	632,510
		2,294,263
Leisure Time - 4.15%
Carnival Corp.	13,000	364,780
Norwegian Cruise Line Holdings Ltd.(a)	18,000	330,120
		694,900
Metal Fabricate & Hardware - 2.84%
Xometry, Inc. - Class A(a)(b)	5,000	476,450

Oil & Gas - 3.11%
EQT Corp.	9,500	521,835

Pharmaceuticals - 1.66%
AstraZeneca PLC - Great Britain	1,500	278,505

Semiconductors - 2.52%
NVIDIA Corp.	2,000	422,280

M3SIXTY INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

COMMON STOCK - 81.50% (continued)	Shares	Value

Shipbuilding - 2.76%
Huntington Ingalls Industries, Inc.	1,500	$462,255

Software - 5.43%
Manhattan Associates, Inc.(a)	1,000	150,050
Yalla Group Ltd. - UAE - ADR(a)	130,000	759,200
		909,250
Telecommunications - 5.39%
Cisco Systems, Inc.	7,500	903,150

Toys, Games & Hobbies - 2.00%
Nintendo Co. Ltd. - Japan - ADR	30,000	334,500

Water - 1.25%
York Water Co.	7,000	209,300

TOTAL COMMON STOCK (Cost $12,383,399)		13,655,823

PREFERRED STOCK - 3.31%

Diversified Financial Services - 2.74%
Mount Logan Capital, Inc., 8.000%, due 01/31/2031	20,000	459,000

Electronics - 0.57%
PPL Corp., 7.000%, due 02/15/2029	2,000	95,820

TOTAL PREFERRED STOCK (Cost $600,000)		554,820

EXCHANGE-TRADED FUND - 4.20%

Equity Fund - 4.20%
Global X Silver Miners ETF	7,500	702,975

TOTAL EXCHANGE-TRADED FUND (Cost $357,525)		702,975

M3SIXTY INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
May 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

GOVERNMENT BOND - 5.94%	Principal

U.S. Treasury Note, 0.625%, due 07/31/2026(c)	$1,000,000	994,971

TOTAL GOVERNMENT BOND (Cost $994,455)		994,971

CLOSED-END FUND - 2.39%
Pershing Square USA Ltd.(a)	10,000	401,300

TOTAL CLOSED-END FUND (Cost $499,900)		401,300

SHORT-TERM INVESTMENT - 3.01%
Federated Hermes Government Obligations Fund - Institutional Shares, 3.48%(d)	504,530	504,530

SHORT-TERM INVESTMENT (Cost $504,530)		504,530

INVESTMENTS AT VALUE (Cost $15,339,809) - 100.35%		$16,814,419

TOTAL OPTIONS WRITTEN, AT VALUE(e) (Premiums $11,448) - (0.08%)		(12,950)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.27%)		(45,912)

NET ASSETS - 100.00%		$16,755,557

Percentages are stated as a percent of net assets.

(a) Non-income producing security.

(b) Subject to call options written by the Fund.

(c) All or a portion of the security is segregated as collateral for options written and other anticipated short positions/holdings as opportunities present themselves from a portfolio construction and risk mitigation/hedging perspective.

(d) Rate shown represents the 7-day effective yield at May 31, 2026, is subject to change and resets daily.

(e) Please refer to the Schedule of Options Written for details of options written.

The following abbreviations are used in this portfolio:

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

Ltd. - Limited

PLC - Public Limited Company

UAE - United Arab Emirates

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
SCHEDULE OF OPTIONS WRITTEN
May 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT

OPTIONS WRITTEN - (0.08)%
		Notional	Exercise
CALL OPTIONS WRITTEN - (0.08)%	Contracts[1]	Amount	Price	Expiration	Value
Acadian Asset Management, Inc.	25	$212,500	$85	10/16/2026	$5,000
First Solar, Inc.	5	180,000	360	6/12/2026	1,575
WESCO International, Inc.	5	200,000	400	6/18/2026	1,575
Xometry, Inc. - Class A	12	120,000	100	6/18/2026	4,800

TOTAL CALL OPTIONS WRITTEN (Premiums $11,448)					12,950

TOTAL OPTIONS WRITTEN (Premiums $11,448)					$12,950

Percentages are stated as a percent of net assets.

1 Each option contract is equivalent to 100 shares of the underlying common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2026 (Unaudited)	SEMI-ANNUAL REPORT
Assets:

Investments, at cost	$15,339,809
Investments, at value	16,814,419
Deposits at broker for options written and securities sold short
Interactive Brokers, LLC	27,951
Receivables:
Interest	4,422
Dividends	6,137
Investment securities sold	8,157
Prepaid expenses	4,027
Total assets	16,865,113

Liabilities:
Premiums from options written	$11,448
Options written, at value	12,950
Payables:
Investment securities purchased	72,050
Due to adviser	8,039
Accrued distribution (12b-1) fees	281
Due to administrator	12,082
Accrued Trustee fees	3,072
Accrued expenses	1,082
Total liabilities	109,556
Commitments and contingencies(a)	—
Net Assets	$16,755,557

Sources of Net Assets:
Paid-in capital	$14,433,255
Total distributable earnings	2,322,302
Total Net Assets	$16,755,557

Class A Shares:
Net Assets	$60,572
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	5,026
Net Asset Value Per Share	$12.05

Maximum Offering Price Per Share(b)	$12.75

Minimum Redemption Price Per Share(c)	$11.93

Institutional Class Shares:
Net Assets	$16,694,985
Shares Outstanding (Unlimited shares of $0 par value beneficial interest authorized)	1,340,677
Net Asset Value, Offering and Redemption Price Per Share	$12.45

(a)  See Note 9 in the Notes to the Financial Statements.

(b)  A maximum sales charge of 5.50% is imposed on Class A shares.

(c)  Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1.00% contingent deferred sales charge (“CDSC”) on shares redeemed within one year from the date of purchase.

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
STATEMENT OF OPERATIONS	SEMI-ANNUAL REPORT

For the
Six Months Ended
May 31, 2026
(Unaudited)
Investment income:
Dividends (net of foreign withholding taxes of $99)	$65,383
Interest	35,843
Total investment income	101,226

Expenses:
Management fees (Note 6)	110,368
Distribution (12b-1) fees - Class A (Note 6)	76
Accounting and transfer agent fees and expenses (Note 6)	52,767
Reports to shareholders	11,966
Legal fees	10,971
Trustee fees and expenses	8,727
Miscellaneous	7,031
Audit fees	6,732
Custodian fees	5,236
Compliance officer fees (Note 6)	5,236
Pricing fees	3,989
Insurance	1,853
Registration and filing fees	604
Interest expense	190
Total expenses	225,746
Less: fees waived (Note 6)	(53,306)
Net expenses	172,440

Net investment loss	(71,214)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Unaffiliated Investments	938,783
Options written	15,772
Securities sold short	(3,887)
Net realized gain on investments	950,668

Net change in unrealized depreciation on:
Unaffiliated Investments	(901,670)
Options written	(1,502)
Net change in unrealized depreciation on investments	(903,172)

Net realized and unrealized gain on investments	47,496

Net decrease in net assets resulting from operations	$(23,718)

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
STATEMENTS OF CHANGES IN NET ASSETS	SEMI-ANNUAL REPORT

	For the	For the
	Six Months Ended	Year Ended
	May 31, 2026	November 30, 2025
	(Unaudited)
Increase (decrease) in net assets from:
Operations:
Net investment loss	$(71,214)	$(123,178)
Net realized gain on investments, options written and securities sold short	950,668	1,844,488
Net change in unrealized appreciation (depreciation) on investments and options written	(903,172)	345,043
Net increase (decrease) in net assets resulting from operations	(23,718)	2,066,353

Distributions to shareholders from:
Total distributable earnings - Class A	(5,590)	(3,022)
Total distributable earnings - Institutional Class	(1,672,941)	(905,179)
Total distributions	(1,678,531)	(908,201)

Capital share transactions (Note 3):
Decrease in net assets from capital share transactions	(1,543,673)	(991,433)

Increase (decrease) in net assets	(3,245,922)	166,719

Net Assets:
Beginning of year/period	20,001,479	19,834,760

End of year/period	$16,755,557	$20,001,479

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Class A

	For the Six Months Ended May 31, 2026		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022		For the Year Ended November 30, 2021
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$13.24		$12.54	$10.18	$9.91	$10.96		$11.19

Investment Operations:
Net investment income (loss)(a)	(0.06)		(0.11)	(0.08)	0.01	(0.10)		(0.18)
Net realized and unrealized gains (losses) on investments, options written and securities sold short	0.02		1.40	2.44	0.26	(0.32)		0.58
Total from investment operations	(0.04)		1.29	2.36	0.27	(0.42)		0.40

Distributions:
From net realized capital gains	(1.15)		(0.59)	—	—	(0.63)		(0.63)
Total distributions	(1.15)		(0.59)	—	—	(0.63)		(0.63)

Net Asset Value, End of Year/Period	$12.05		$13.24	$12.54	$10.18	$9.91		$10.96 (d)

Total Return(b)	(0.53	)%(f)	10.81%	23.18%	2.72%	(3.94)%		3.57%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$61		$64	$64	$52	$158		$82

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed(c)	2.81	%(g)	2.71%	2.96%	2.97%	3.01%		2.62%
After fees waived and expenses absorbed(c)	2.20	%(g)	2.20%	2.41%	2.22%	2.44%		2.35%

Ratios of net investment income (loss):
Before fees waived and expenses absorbed(c)	(1.66	)%(g)	(1.39)%	(1.25)%	(0.75)%	(1.68)%		(1.77)%
After fees waived and expenses absorbed(c)	(1.06	)%(g)	(0.88)%	(0.70)%	0.00%	(1.11)%		(1.50)%

Portfolio turnover rate	40.77	%(f)	141.08%	487.35%	739.85%	1194.80	%(e)	395.29%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(c)	The ratios include 0.00% of interest expense and 0.00% of dividend expense for the period ended May 31, 2026, 0.00% of interest expense and 0.00% of dividend expense for the year ended November 30, 2025, 0.21% of interest expense and 0.00% of dividend expense for the year ended November 30, 2024, 0.02% of interest expense and 0.00% of dividend expense for the year ended November 30, 2023, 0.16% of interest expense and 0.08% of dividend expense during the year ended November 30, 2022, and 0.13% of interest expense and 0.02% of dividend expense during the year ended November 30, 2021
(d)	The Net Asset Value (“NAV”) differs from the traded NAV on November 30, 2021 due to financial statement adjustments.
(e)	The increase in portfolio turnover for the year ended November 30, 2022 was the result of certain market conditions occurring throughout the year which led to more active trading by the portfolio manager.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

M3SIXTY INCOME AND OPPORTUNITY FUND
FINANCIAL HIGHLIGHTS	SEMI-ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return, ratios to average net assets and other supplemental data for the years/period indicated.

	Institutional Class

	For the Six Months Ended May 31, 2026		For the Year Ended November 30, 2025	For the Year Ended November 30, 2024	For the Year Ended November 30, 2023	For the Year Ended November 30, 2022		For the Year Ended November 30, 2021
	(Unaudited)

Net Asset Value, Beginning of Year/Period	$13.62		$12.86	$10.42	$10.11	$11.14		$11.34

Investment Operations:
Net investment income (loss)(a)	(0.05)		(0.08)	(0.05)	0.02	(0.08)		(0.15)
Net realized and unrealized gains (losses) on investments, options written and securities sold short	0.03		1.43	2.49	0.29	(0.32)		0.58
Total from investment operations	(0.02)		1.35	2.44	0.31	(0.40)		0.43

Distributions:
From net realized capital gains	(1.15)		(0.59)	—	—	(0.63)		(0.63)
Total distributions	(1.15)		(0.59)	—	—	(0.63)		(0.63)

Net Asset Value, End of Year/Period	$12.45		$13.62	$12.86	$10.42 (d)	$10.11		$11.14 (d)

Total Return(b)	(0.37	)%(f)	11.01%	23.42%	3.07%	(3.68)%		3.79%

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$16,695		$19,937	$19,771	$17,687	$16,875		$23,418

Ratios of expenses to average net assets:
Before fees waived and expenses absorbed(c)	2.56	%(g)	2.46%	2.71%	2.72%	2.76%		2.37%
After fees waived and expenses absorbed(c)	1.95	%(g)	1.95%	2.16%	1.97%	2.19%		2.10%

Ratios of net investment income (loss):
Before fees waived and expenses absorbed(c)	(1.41	)%(g)	(1.14)%	(1.00)%	(0.50)%	(1.43)%		(1.52)%
After fees waived and expenses absorbed(c)	(0.81	)%(g)	(0.63)%	(0.45)%	0.25%	(0.86)%		(1.25)%

Portfolio turnover rate	40.77	%(f)	141.08%	487.35%	739.85%	1194.80	%(e)	395.29%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends and does not reflect the impact of sales charges.
(c)	The ratios include 0.00% of interest expense and 0.00% of dividend expense for the period ended May 31, 2026, 0.00% of interest expense and 0.00% of dividend expense for the year ended November 30, 2025, 0.21% of interest expense and 0.00% of dividend expense for the year ended November 30, 2024, 0.02% of interest expense and 0.00% of dividend expense for the year ended November 30, 2023, 0.16% of interest expense and 0.08% of dividend expense during the year ended November 30, 2022, and 0.13% of interest expense and 0.02% of dividend expense during the year ended November 30, 2021
(d)	The NAV differs from the traded NAV on November 30, 2023 and November 30, 2021 due to financial statement adjustments.
(e)	The increase in portfolio turnover for the year ended November 30, 2022 was the result of certain market conditions occurring throughout the year which led to more active trading by the portfolio manager.
(f)	Not annualized.
(g)	Annualized.

The accompanying notes are an integral part of these financial statements.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The M3Sixty Income and Opportunity Fund (the “Fund”), is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Previously classified as non-diversified, the Fund has transitioned to diversified status, having met the requirements under the Investment Company Act of 1940 for three consecutive years. The Fund’s investment objective is total return comprised of income and capital appreciation. The Fund’s investment adviser is M3Sixty Capital, LLC (the “Adviser”).

The Fund offers two classes of shares: Class A and Institutional Class. Each class of shares commenced operations on January 21, 2016. Each class differs as to sales and redemption charges and ongoing fees. Income and expenses (other than class specific), and realized/unrealized gains or losses are allocated to each class based on their relative NAV. Each class represents an ownership interest in the same investment portfolio and has equal voting rights.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)           Options – The Fund may use an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the written put options, but continues to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

c)            Exchange-Traded Funds (“ETFs”) – The Fund may invest in ETFs. An ETF is a fund that holds a portfolio of common stocks or bonds designed to track the performance of a securities index or sector of an index. ETFs are traded on a securities exchange based on their market value. An ETF portfolio holds the same stocks or bonds as the index it tracks, so its market price reflects the value of the index at any given time. ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustees’ fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses.

d)            Federal Income Taxes – The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the six months ended May 31, 2026, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. For the six months ended May 31, 2026, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) requires management of the Fund to analyze all open tax years, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of the six months ended May 31, 2026 and for all other open tax years (years ended November 30, 2025, November 30, 2024 and November 30, 2023), the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examinations in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next 12 months.

e)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)           Diversified Fund – The Fund is classified as a diversified fund. In general, a diversified fund is required to meet specific asset diversification thresholds, generally limiting the percentage of assets that may be invested in a single issuer. This classification reduces the risk associated with concentrated positions by ensuring a broader allocation of assets across multiple securities and issuers.

h)            Sales Charges – A maximum sales charge of 5.50% is imposed on certain purchases of Class A shares. A CDSC is imposed upon certain redemptions of Class A shares purchased at NAV in amounts totaling $1 million or more if the dealer’s commission was paid by the underwriter and the shares are redeemed within one year from the date of purchase. The CDSC will be paid to the Distributor and will be equal to 1.00% of the lesser of (1) the NAV at the time of purchase of the Class A shares being redeemed; or (2) the NAV of such shares at the time of redemption. There were no CDSC Fees paid to the Distributor for the six months ended May 31, 2026.

i)              Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board.

j)            Segment Reporting – The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund operates as a single reportable segment, an investment company whose investment objective is included in Note 1. In connection with the adoption of ASU 2023-07, the Chief Investment Officer of M3Sixty Capital, LLC (the “Adviser”) has been designated as the Fund’s CODM, who is responsible for assessing the performance of the Fund’s single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s Financial Statements.

k)           Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

2.	SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board adopted guidelines for valuing securities and other derivative instruments, including circumstances in which market quotes are not readily available and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●	Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the Trust’s major categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities (common stock, closed-end funds, preferred stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their NAV and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

2.	SECURITIES VALUATIONS (continued)

The SEC adopted Rule 2a-5 under the 1940 Act, which established an updated regulatory framework for registered investment company fair valuation practices. Under the rule a greater number of the Fund’s securities may be subject to fair value pricing. The Fund’s fair value policies and procedures and valuation practices were updated to comply with Rule 2a-5. Specifically, the Board designated the Adviser as the Fund’s “Valuation Designee” to make fair value determinations. The Adviser acts through its Rule 2a-5 Committee (the “Valuation Committee”) in accordance with the Trust’s and the Adviser’s policies and procedures (collectively, the “Valuation Procedures”). While fair value determinations will be based upon all available factors that the Valuation Designee deems relevant at the time of the determination, fair value represents only a good faith approximation of the value of an asset or liability.

The Fund’s policies regarding fair value pricing are intended to result in a calculation of a Fund’s NAV that fairly reflects portfolio security values as of the time of pricing. A portfolio security’s fair value price may differ from the price next available for that portfolio security using a Fund’s normal pricing procedure, and may differ substantially from the price at which the portfolio security may ultimately be traded or sold. If such fair value price differs from the price that would have been determined using a Fund’s normal pricing procedures, a shareholder may receive more or less proceeds or shares from redemptions or purchases of Fund shares, respectively, than a shareholder would have otherwise received if the portfolio security was priced using a Fund’s normal pricing procedures. The performance of a Fund may also be affected if a portfolio security’s fair value price were to differ from the security’s price using a Fund’s normal pricing procedures.

Pursuant to policies adopted by the Board, the Valuation Designee reports all fair valued securities to the Board at least quarterly. The Board monitors and evaluates the Fund’s use of fair value pricing. These securities will be categorized as Level 3 securities.

The following tables summarize the inputs used to value the Fund’s assets and liabilities measured at fair value as of May 31, 2026.

Financial Instruments – Assets
Security Classification(1)	Level 1	Level 2	Level 3	Totals
Common Stock(2)	$13,655,823	$—	$—	$13,655,823
Preferred Stock(2)	554,820	—	—	554,820
Exchange-Traded Fund(2)	702,975	—	—	702,975
Government Bond	—	994,971	—	994,971
Closed-End Fund	401,300	—	—	401,300
Short-Term Investment	504,530	—	—	504,530
Total Assets	$15,819,448	$994,971	$—	$16,814,419

(1)      As of and for the six months ended May 31, 2026, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)       For a detailed break-out of common stock and preferred stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

Derivative and Financial Instruments – Liabilities

Security Classification(1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$12,950	$—	$—	$12,950
Total Liabilities	$12,950	$—	$—	$12,950

(1)       As of and for the six months ended May 31, 2026, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

3.	DERIVATIVE TRANSACTIONS

As of May 31, 2026, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Liabilities	Location	Equity Contracts
Call options written	Options written, at value	$12,950
Total Liabilities		$12,950

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund for the six months ending May 31, 2026, are recorded in the following locations in the Statement of Operations:

Net change in unrealized depreciation on:	Location	Equity Contracts
Call options written	Options written	$(1,502)
		$(1,502)

Net realized gain on:	Location	Equity Contracts
Put options purchased	Investments	12,867
Call options written	Options written	15,772
Put options written	Options written	—
		$28,639

For the six months ending May 31, 2026, the average month-end notional value of purchased and written option contracts for the Fund was $0 and ($198,071), respectively. The primary risk category for all open options positions during the period was equity risk.

4.       CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the six months ended May 31, 2026, were as follows:

	Sold	Redeemed	Reinvested	Net Increase / (Decrease)
Class A
Shares	40	(335)	453	158
Value	$498	$(4,138)	$5,589	$1,949
Institutional Class
Shares	5,860	(259,585)	131,108	(122,617)
Value	$78,566	$(3,297,129)	$1,672,941	$(1,545,622)

Transactions in shares of capital stock for the year ended November 30, 2025, were as follows:

	Sold	Redeemed	Reinvested	Net Increase / (Decrease)
Class A
Shares	—	(503)	253	(250)
Value	$—	$(6,354)	$3,022	$(3,332)
Institutional Class
Shares	36,597	(184,240)	73,893	(73,750)
Value	$469,230	$(2,362,510)	$905,179	$(988,101)

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

5.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2026, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. Government securities) for the Fund were as follows:

Purchases	Sales
$6,875,571	$9,936,476

There were no purchases or sales of U.S. Government securities during the six months ended May 31, 2026.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly management fee equal to an annual rate of 1.25% of the Fund’s net assets, less any fee waivers. For the six months ended May 31, 2026, the Adviser earned $110,368 of management fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (excluding interest, borrowing expenses, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage fees and commissions, dividend expenses on short sales, litigation expenses, expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of such Fund’s business) to not more than 1.95% of the Fund’s average daily net assets. The current contractual agreement cannot be terminated before March 31, 2027, without the Board’s approval. For the six months ended May 31, 2026, the Adviser waived advisory fees of $53,306.

Subject to approval by the Fund’s Board, any waiver under the Expense Limitation Agreement is subject to repayment by the Fund within the three years following the month in which such waiver or reimbursement occurred, if the Fund can make the payment without exceeding the 1.95% expense limit. The cumulative reimbursable amount of fees waived by the Adviser is $174,386, of which $21,199 can be recouped no later than November 30, 2027, $99,881 can be recouped no later than November 30, 2028 and $53,306 can be recouped no later than November 30, 2029.

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide daily operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s compliance; (j) maintaining shareholder account records.

For the six months ended May 31, 2026, M3Sixty earned $52,767, including out of pocket expenses, pursuant to the ICSA.

The Fund has also entered into a Chief Compliance Officer Service Agreement (“CCO Agreement”) with M3Sixty. Pursuant to the CCO Agreement, M3Sixty agrees to provide a Chief Compliance Officer (“CCO”), as described in Rule 38a-1 of the 1940 Act, to the Fund for the year and on the terms and conditions set forth in the CCO Agreement.

For the six months ended May 31, 2026, M3Sixty earned $5,236, including out of pocket expenses, pursuant to the CCO Agreement.

Certain officers and the interested Trustee of the Trust are also employees or officers of M3Sixty and the Adviser.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“Matrix 360” or the “Distributor”). Pursuant to the Distribution Agreement, the Distributor provides distribution services to the Fund. The Distributor serves as the principal underwriter of the Fund. Matrix 360 may receive commissions from the sale of Class A shares. During the six months ended May 31, 2026, no commissions were paid to the Distributor. Matrix 360 is an affiliate of M3Sixty.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act for its Class A shares. The Fund may expend up to 0.25% for Class A shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Trustees have approved the category of expenses for which payment is being made.

The Plan for the Class A shares of the Fund took effect January 21, 2016. For the six months ended May 31, 2026, the Fund accrued $76 in 12b-1 expenses attributable to Class A shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments, including written options and securities sold short, at May 31, 2026 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$15,360,558	$3,140,121	$(1,699,210)	$1,440,911

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The Fund’s tax basis distributable earnings are determined at the end of each fiscal year. The tax character of distributable earnings (deficit) at November 30, 2025, the Fund’s most recent fiscal year end, is as follows:

Unrealized Appreciation	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Capital Loss Carry Forwards	Post-October Loss and Late Year Loss	Other Book/Tax Differences	Total Distributable Earnings
$2,346,021	$1,111,029	$567,501	$—	$—	$—	$4,024,551

Under current tax law, net capital losses realized after November 30th and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of November 30, 2025, the Fund had no post-November capital losses or post-December losses to defer.

In accordance with accounting pronouncements, the Fund may record reclassifications in the capital accounts. These reclassifications have no impact on the NAV of the Fund and are designed generally to present distributable earnings on a tax basis which is considered to be more informative to the shareholder. There were no reclassifications necessary for the year ended November 30, 2025.

As of November 30, 2025, the Fund had no non-expiring short-term capital loss carryforwards or non-expiring long-term capital loss carryforwards for federal income tax purposes available to offset future capital gains.

For the six months ended May 31, 2026, the Fund distributed, on a tax basis, $1,111,030 of ordinary income and $567,501 of long-term capital gains.

For the year ended November 30, 2025, the Fund distributed $908,201 of ordinary income and no long-term capital gains.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of May 31, 2026, Charles Schwab and Co., Inc. held 63.69% and National Financial Services, LLC held 35.96% of the Fund’s shares in omnibus accounts for the sole benefit of their customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by Charles Schwab and Co., Inc. or National Financial Services, LLC own more than 25% of the voting securities of the Fund.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

May 31, 2026 (Unaudited)

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	SUBSEQUENT EVENTS

In accordance with GAAP, management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11.	NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In September 2023, the SEC adopted a final rule relating to "Names Rule" under the 1940 Act. The amendments expanded the rule to require more funds to adopt an 80 percent investment policy, including funds with names suggesting a focus in investments with particular characteristics (e.g., growth or value) or with terms that reference a thematic investment focus (e.g., environmental, social, or governance factors). The amendments required that a fund review its name for compliance with the rule. If needed, a fund may need to adopt an 80 percent investment policy and review its portfolio assets' treatment under such policy at least quarterly. The rule also requires additional prospectus disclosure and reporting and record keeping requirements. The amendments to the Names Rule became effective on December 11, 2023. Following a recent extension by the SEC, fund groups with net assets of $1 billion or more must comply by June 11, 2026, while smaller fund groups (less than $1 billion in net assets) have until December 11, 2026. Management has evaluated the amendments and determined that they do not require the Fund to make changes to its name or investment strategies.

M3Sixty Income and Opportunity Fund	SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

May 31, 2026 (Unaudited)

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 months ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the SEC’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year. The Fund distributed $1,111,030 of ordinary income and $567,501 of long-term capital gains during the six months ended May 31, 2026.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2027 to determine the calendar year amounts to be included on their 2026 tax returns. Shareholders should consult their own tax advisors.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

M3Sixty Capital, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker, LLP

Two Liberty Place

50 South 16th Street

Suite 2900

Philadelphia, PA 19102-2529

LEGAL COUNSEL

FinTech Law, LLC

6224 Turpin Hills Dr.

Cincinnati, OH 45244

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

N/A

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

N/A

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Trustee fees paid by the Funds are within Item 7. Statements of Operations as Trustee fees and expenses.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract

At the meetings held on April 22, 2026 and April 29, 2026 (the “Meetings”), the Board considered the approval of the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and M3Sixty Capital, LLC (the “Adviser”) for the M3Sixty Income and Opportunity Fund (the “Fund”).

Legal Counsel (“Counsel”) reviewed with the Board a memorandum that summarized, among other things, the fiduciary duties and responsibilities of the Board in reviewing and approving the renewal of the Advisory Agreement for the Fund. Counsel discussed with the Trustees the types of information and factors that they should consider to make an informed decision regarding the approval of the continuation of the Advisory Agreement, including the following material factors: (i) the nature, extent, and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from the relationship with the Fund; (iv) the extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; and (v) the Adviser’s practices regarding possible conflicts of interest (collectively, the “Material Factors”).

In assessing these factors and reaching its decisions, the Board considered information furnished for its review and consideration throughout the year at Board meetings, as well as information prepared or presented in connection with the annual renewal process, including information in the Adviser’s presentation during the Meeting. The Board requested and was provided with information and reports relevant to the annual renewal of the Advisory Agreement, including (i) reports regarding the services and support provided to the Fund and its shareholders by the Adviser; (ii) quarterly assessments of the investment performance of the Fund from the Adviser; (iii) periodic commentary on the Fund’s performance; (iv) presentations about the Adviser’s investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Fund and the Adviser; (vi) disclosure information contained in the registration statement of the Trust; and (vii) a memorandum from Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreement, including the Material Factors set forth above.

The Board also requested and received various informational materials including, without limitation: (i) documents about the Adviser, including its financial condition, a description of personnel and the services provided to the Fund, information on investment advice, performance, summaries of Fund’s expenses, compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Fund; and (iii) benefits to be realized by the Adviser from its relationship with the Fund. In addition, the Board had an extensive discussion with the Adviser regarding the matters discussed below.

(1)	The nature, extent, and quality of the Adviser’s services.

The Board considered the Adviser’s contractual duties and responsibilities. The Board reviewed the services provided by the Adviser to the Fund, including, without limitation, the Adviser’s processes for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow assets, and assist in the distribution of the Fund’s shares. The Board considered the Adviser’s personnel and operating methods, succession plans, the education and experience of its staff, and its compliance program. The Board also considered the Adviser’s processes for the due diligence review, selection, and oversight of the sub-adviser, as well as the Adviser’s commitment to dedicating appropriate resources to support the Fund’s operations. After reviewing the preceding and further information, the Board concluded that the nature, extent, and quality of the services provided by the Adviser were satisfactory and adequate for the Fund.

(2)	Investment Performance of the Fund and the Adviser.

The Board compared the Fund’s short- and long-term performance to their benchmarks, comparable fund with similar objectives and size managed by other investment advisers (its “peer group”), and category indices (e.g., Morningstar category). The Board also considered the consistency of the Adviser’s management of the Fund with its investment objective and policies.

The Board considered the benchmark and category performance of the Fund over various periods. Relative to its peers, the Fund underperformed most of them over the year ended December 31, 2025. For the same period, the Fund also underperformed its benchmark, the S&P 500 Total Return Index. Relative to its category averages and median, the Fund underperformed, each ending December 31, 2025. After considering the Fund’s performance, as presented at the meeting, the Board concluded it was within a reasonable range for its category. Based on the preceding, the Board concluded that the investment performance information presented for the Fund was satisfactory.

(3)          The costs of the services provided and profits realized by the Adviser from the relationship with the Fund.

The Board considered the Adviser’s staffing, personnel, and operating methods; the Adviser’s financial condition and commitment to the Fund, its assets, and overall expenses. The Trustees considered the Adviser’s financial statements and the firm’s financial stability and productivity. The Board noted that the Adviser is not yet profitable on a standalone basis. The Board considered that the overall relationship with the Trust, including revenue generated by the affiliated administrator and distributor, is profitable. The Adviser represented to the Board that the Adviser can meet its contractual obligations to the Fund for the renewal period. The Board considered the Adviser’s strategic plans to manage operational costs. The Trustees considered the fees and expenses of the Fund (including the management fee) relative to their category averages and medians as of March 18, 2026, noting that their management fees and net expense ratios were above the category averages and medians but below the maximum, and therefore within a reasonable range. The Trustees further recognized that the Fund is smaller than most of their peers by a magnitude of over ten times, which affects the net expense ratios of the Fund and the Adviser’s ability to provide breakpoints in its management fee.

The Trustees acknowledged that the Adviser has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, to limit their annual operating expenses (with industry-standard exceptions) to not more than 1.95% through March 31, 2027. The Board also noted that the Adviser does not realize a profit for managing the Fund and is waiving management fees and reimbursing Fund expenses to the extent necessary to maintain the Fund’s operating expenses at or below its ELA cap. Following this analysis, further consideration, and discussion of the preceding, the Board concluded that the management fee is fair and reasonable.

(4)          The extent to which economies of scale would be realized if the Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Board considered the Fund’s fee arrangements with the Adviser. The Trustees determined that, although management fees would remain unchanged as asset levels increased, the shareholders of the Fund would benefit from the expense limitation arrangement. The Board noted that while a breakpoint schedule in the Advisory Agreement would be beneficial, such a feature would only be effective if the Fund’s assets were sufficient to realize the breakpoint. The Board further noted that lower expenses for the Fund’s shareholders are realized immediately with the expense limitation arrangements with the Adviser. The Board further noted that the Fund’s assets were at such levels that the expense limitation arrangements were providing benefits to the Fund’s shareholders. Following further discussion of the Fund’s asset levels, growth expectations, and expense structure, the Board determined that the Fund’s fee arrangements, considering all the facts and circumstances, were fair and reasonable, and that the expense limitation arrangements provided savings and protection for the benefit of the Fund’s investors.

(5)          Possible conflicts of interest and benefits derived by the Adviser.

Regarding the Adviser’s potential conflicts of interest, the Board considered (i) the experience and ability of the advisory and compliance personnel assigned to the Fund; and (ii) the substance and administration of the Adviser’s code of ethics and other relevant policies described in its compliance manual and Form ADV. It also considered the results of the Adviser’s most recent limited-scope SEC examination, which did not reveal any material deficiencies or control weaknesses. The Board, including the Independent Trustees, determined that the Adviser’s compliance policies and operational controls were reasonably designed to eliminate or mitigate these conflicts of interest.

In considering the Advisory Agreement, the Board, including the Independent Trustees, did not identify a single controlling factor, and each Trustee may have assigned different weights to the numerous factors. The Board reached the following conclusions regarding the Advisory Agreement, among others: (a) the Adviser demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) the Adviser maintains an appropriate compliance program; and (c) the Fund’s advisory fee is reasonable considering the Adviser’s proposed services. Based on their conclusions, the Board, including the Independent Trustees, determined that renewal of the Advisory Agreement was in the best interests of the Fund and its future shareholders.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-ended management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-ended management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-ended management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable at this time.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-ended management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Not applicable..

(a)(3) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: August 05, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By: Randy Linscott
Principal Executive Officer
Date: August 05, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Treasurer and Principal Financial Officer
Date: August 05, 2026